Directors' Emoluments	12 Months Ended
Dec. 31, 2025
Directors' Emoluments [Abstract]
DIRECTORS’ EMOLUMENTS
17.	DIRECTORS’ EMOLUMENTS

The emoluments paid or payable to the directors of the Company were as follows:

	Year ended December 31,
	2025	2024	2023
Salaries
Sun Lei	-	15,379	-
Li Huidan	210,000	15,379	-
Mu Ruifeng	210,000	-	-
Baojun Zhu	210,000	-	-
Jin Yan	210,000	-	-
	840,000	30,758	-